Revenue from Contracts with Customers (Tables)	3 Months Ended
Dec. 31, 2025
Revenue [abstract]
Summary of Disaggregation of Revenue by Sales Channels

For disaggregation of revenue by geography refer to Note 5 – Segment information. Disaggregation of revenue by sales channels was as follows:

	Three months ended December 31,
	2025	2024
B2B	215,123	182,045
DTC	186,187	178,517
Other	591	1,157
Revenue	401,901	361,719